S000045903 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex USA Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	31.85%	9.46%	8.55%
Multifactor International Equity Linked Benchmark (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	31.85%	9.46%	8.57%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	31.06%	9.67%	7.66%
Class A
Prospectus [Line Items]
Average Annual Return, Percent
Class C
Prospectus [Line Items]
Average Annual Return, Percent
Class S
Prospectus [Line Items]
Average Annual Return, Percent	30.87%	9.43%	7.45%
Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	30.13%	8.69%	6.90%
Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	18.59%	7.46%	6.10%
Class M
Prospectus [Line Items]
Average Annual Return, Percent	30.94%	9.59%	7.60%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	31.04%	9.64%	7.64%